Schedule of Investments ─ IQ U.S. Mid Cap R&D Leaders ETF

July 31, 2022 (unaudited)

	Shares	Value
Common Stocks — 99.8%
Communication Services — 9.9%
Electronic Arts, Inc.	1,056	$138,579
Pinterest, Inc., Class A*	1,524	29,688
Playtika Holding Corp.*	1,996	24,491
ROBLOX Corp., Class A*	1,408	60,445
Roku, Inc.*(a)	403	26,405
Spotify Technology SA*	683	77,193
Take-Two Interactive Software, Inc.*	202	26,811
Twitter, Inc.*	1,284	53,427

Total Communication Services		437,039

Consumer Discretionary — 13.3%
Aptiv PLC*	647	67,864
BorgWarner, Inc.	1,213	46,652
DoorDash, Inc., Class A*	291	20,297
eBay, Inc.	1,899	92,348
Expedia Group, Inc.*	606	64,266
Garmin Ltd.	539	52,617
Lucid Group, Inc.*(a)	2,649	48,344
Peloton Interactive, Inc., Class A*	2,101	19,939
Rivian Automotive, Inc., Class A*	4,150	142,345
Whirlpool Corp.	188	32,500

Total Consumer Discretionary		587,172

Energy — 0.5%
Baker Hughes Co.	885	22,736

Health Care — 27.5%
Agilent Technologies, Inc.	243	32,586
Alnylam Pharmaceuticals, Inc.*	374	53,123
Biogen, Inc.*	733	157,639
BioMarin Pharmaceutical, Inc.*	543	46,725
Dexcom, Inc.*	546	44,816
Elanco Animal Health, Inc.*	1,027	20,807
Exelixis, Inc.*	2,424	50,710
Horizon Therapeutics PLC*	354	29,371
Incyte Corp.*	1,360	105,645
Ionis Pharmaceuticals, Inc.*	1,216	45,673
Jazz Pharmaceuticals PLC*	241	37,611
Mirati Therapeutics, Inc.*	574	36,966
Neurocrine Biosciences, Inc.*	232	21,838
Novavax, Inc.*	3,642	198,525
Organon & Co.	847	26,867
Sarepta Therapeutics, Inc.*	682	63,392
Seagen, Inc.*	591	106,368
Ultragenyx Pharmaceutical, Inc.*	611	32,554
Veeva Systems, Inc., Class A*	143	31,972
Viatris, Inc.	3,939	38,169
Zimmer Biomet Holdings, Inc.	280	30,909

Total Health Care		1,212,266

Industrials — 6.5%
AGCO Corp.	220	23,962
Carrier Global Corp.	864	35,018
Cummins, Inc.	349	77,237
Fortive Corp.	394	25,393
Lyft, Inc., Class A*	3,496	48,455
Rockwell Automation, Inc.	129	32,931
Textron, Inc.	626	41,091

Total Industrials		284,087

Information Technology — 35.7%
Affirm Holdings, Inc.*(a)	1,132	30,383
Akamai Technologies, Inc.*	132	12,701
ANSYS, Inc.*	62	17,297
AppLovin Corp., Class A*	758	26,939
Arista Networks, Inc.*	420	48,985
Cadence Design Systems, Inc.*	283	52,661
Ciena Corp.*	710	36,636
Cirrus Logic, Inc.*	191	16,323
Citrix Systems, Inc.	219	22,209
Corning, Inc.	1,123	41,281
Crowdstrike Holdings, Inc., Class A*	90	16,524
Datadog, Inc., Class A*	187	19,076
Dell Technologies, Inc., Class C	2,951	132,972
DocuSign, Inc.*	232	14,843
Dropbox, Inc., Class A*	1,297	29,494
F5, Inc.*	122	20,418
Fortinet, Inc.*	286	17,060
GLOBALFOUNDRIES, Inc.*(a)	337	17,349
GoDaddy, Inc., Class A*	366	27,150
Hewlett Packard Enterprise Co.	5,219	74,319
HP, Inc.	1,831	61,137
II-VI, Inc.*	226	11,897
Juniper Networks, Inc.	2,211	61,974
Keysight Technologies, Inc.*	373	60,650
Microchip Technology, Inc.	564	38,837
MongoDB, Inc.*	46	14,374
Motorola Solutions, Inc.	225	53,683
NetApp, Inc.	481	34,310
Nutanix, Inc., Class A*	1,438	21,757
Okta, Inc.*	228	22,447
ON Semiconductor Corp.*	387	25,844
Palantir Technologies, Inc., Class A*	1,667	17,253
Pure Storage, Inc., Class A*	856	24,268
Qorvo, Inc.*	225	23,416
Skyworks Solutions, Inc.	215	23,409
Splunk, Inc.*	386	40,109
SS&C Technologies Holdings, Inc.	249	14,733
Synopsys, Inc.*	187	68,722
Teradyne, Inc.	164	16,546
Trimble, Inc.*	557	38,672
Twilio, Inc., Class A*	343	29,086
Unity Software, Inc.*(a)	754	28,192
Western Digital Corp.*	1,574	77,283
Wix.com Ltd.*	284	16,850
Zebra Technologies Corp., Class A*	117	41,850
Zendesk, Inc.*	215	16,215
Zoom Video Communications, Inc., Class A*	148	15,371

Total Information Technology		1,573,505

Materials — 5.8%
Corteva, Inc.	1,288	74,125
DuPont de Nemours, Inc.	606	37,105
Ginkgo Bioworks Holdings, Inc.*(a)	25,602	73,222
International Flavors & Fragrances, Inc.	328	40,688
PPG Industries, Inc.	248	32,064

Total Materials		257,204

Schedule of Investments ─ IQ U.S. Mid Cap R&D Leaders ETF (continued)

July 31, 2022 (unaudited)

	Shares	Value
Common Stocks (continued)
Real Estate — 0.6%
Zillow Group, Inc., Class C*	798	$27,834

Total Common Stocks
(Cost $4,848,274)		4,401,843

Short-Term Investments — 3.9%

Money Market Funds — 3.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.11%(b)(c)	166,576	166,576
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.23%(b)	6,792	6,792
Total Short-Term Investments
(Cost $173,368)		173,368

Total Investments — 103.7%
(Cost $5,021,642)		4,575,211
Other Assets and Liabilities, Net — (3.7)%		(166,614)
Net Assets — 100.0%		$4,408,597

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $217,329; total market value of collateral held by the Fund was $230,333. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $63,757.
(b)	Reflects the 1-day yield at July 31, 2022.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ IQ U.S. Mid Cap R&D Leaders ETF (continued)

July 31, 2022 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$4,401,843	$–	$–	$4,401,843
Short-Term Investments:
Money Market Funds	173,368	–	–	173,368
Total Investments in Securities	$4,575,211	$–	$–	$4,575,211

(d)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended July 31, 2022, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.